Loans payable - Additional Information (Details)		12 Months Ended
	Jul. 14, 2022 USD ($) installment item $ / shares	Dec. 31, 2022 USD ($) company	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Institution	Oct. 29, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate		12.00%	10.00%	10.00%
Repayments		$ 30,682,305	$ 174,536	$ 84,634
Carrying amount		52,404,153	13,566,633
Proceeds from bank loans		55,000,000
Loss on extinguishment of loans		(2,331,917)
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount		52,404,153	13,566,633
Device Loans
Disclosure of detailed information about borrowings [line items]
Repayments		107,789	62,036	84,634
Carrying amount		201,345	54,149
2018 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Number of banking institutions from whom loans were assumed | Institution						4
Monthly blended interest and capital payment						$ 1,575
2019 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Number of banking institutions from whom loans were assumed					2
Monthly blended interest and capital payment					$ 1,756
2022 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment		$ 1,538
Number of financing companies from which loans are assumed | company		3
Paycheck protection program loan
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment			$ 172,145
Amount of loan				3,080,760
Deferral period for loans			16 months
Value of notes				3,080,760
Gain on forgiveness of Loan, Net accrued interest			$ 47,836
Gain on forgiveness of Loan, Principal balance			3,080,760
Promissory notes
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate	5.00%
Amount of loan	$ 200,000
Carrying amount		$ 166,325	0
Interest expense		9,030	0
Amount repaid		0	0
Number of notes assumed | item	2
Value of notes	$ 200,000
Interest rate used for fair value (in percent)	12.00%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying amount		52,036,483	13,512,484
Transaction costs incurred			1,831,917
Maximum borrowing capacity							$ 30,000,000
Proceeds from bank loans		$ 55,000,000
Amount repaid to Madryn credit facility	$ 15,446,546
Amount repaid for existing loan	14,838,546
Amount repaid for prepayment fees	608,000
Loss on extinguishment of loans	(1,831,917)
Credit Facility | 30-day LIBOR
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate		1.50%
Spread on variable rate		9.00%
Madryn Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount of loan	55,000,000
Carrying amount		$ 52,036,483	0	0
Amortization of deferred transaction costs		$ 358,754	$ 0	$ 0
Maximum borrowing capacity	75,000,000
Spread on variable rate		9.00%
Percentage of principal amount outstanding amortized		5000000.00%
Proceeds from bank loans	55,000,000
Maximum additional permissible draw amount	$ 20,000,000
Floor rate (in percent)		1.50%
Maturity term (in months)	63 months
Term of interest-only payments (in years)	4 years
Number of equal 3-month installments for due of borrowings | installment	5
Term of periodic payment of installments	3 months
Transaction costs		$ 3,074,459
Maximum outstanding principal amount to be converted	$ 5,000,000
Conversion price | $ / shares	$ 1.90
Value of notes	$ 55,000,000
Various loans held
Disclosure of detailed information about borrowings [line items]
Amount repaid to Madryn credit facility	15,154,845
Loss on extinguishment of loans	$ (500,000)
Average | 2018 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate						10.00%
Average | 2019 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate					13.00%
Average | 2022 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate		9.30%